CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
REVENUES	$ 156,361	$ 100,162	$ 53,456
COST OF REVENUES	20,238	15,057	9,053
GROSS PROFIT	136,123	85,105	44,403
OPERATING EXPENSES:
Research and development	5,699	4,180	2,575
Sales and marketing	66,848	44,622	28,514
General and administrative	3,958	4,814	4,364
Legal settlements and loss contingencies		8,000
TOTAL OPERATING EXPENSES	76,505	61,616	35,453
INCOME FROM OPERATIONS	59,618	23,489	8,950
Finance income, net	2,423	136	849
INCOME BEFORE TAXES	62,041	23,625	9,799
INCOME TAXES	883	1,260	980
NET INCOME	61,158	22,365	8,819
Less: Net income (loss) attributable to non-controlling interests	13	(6)
NET INCOME ATTRIBUTABLE TO INMODE LTD	$ 61,145	$ 22,371	$ 8,819
NET INCOME PER SHARE:
Basic	$ 2.09	$ 0.82	$ 0.29
Diluted	$ 1.60	$ 0.62	$ 0.26
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF NET INCOME PER SHARE
Basic	29,231,476	26,613,942	26,283,548
Diluted	38,058,625	35,006,644	29,669,922